Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill
Goodwill

8. Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows:

Amount
RMB
Balance at January 1, 2016	4,091,219
Increase in goodwill related to acquisition of Suzhou ZTO	65,892

Balance at December 31, 2016	4,157,111
Increase in goodwill related to acquisition of COE Business	84,430

Balance at December 31, 2017	4,241,541